Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) RelatedParty	Dec. 31, 2022 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 18,191,375	$ 17,145,236
Number of Addressees (quantities) | RelatedParty	266	279
Average Amount of Credit Assistance | $	$ 68,389	$ 61,453
Maximum Assistance | $	$ 4,922,808	$ 2,627,944
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	218	219
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	48	60